FAIR VALUES - QUANTITATIVE INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	$ 2,261	$ 2,463
Fair Value, Other real estate owned	307	1,751
Non-recurring | Significant Unobservable Inputs (Level 3) | One-to-four-family
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans		201
Fair Value, Other real estate owned	144	412
Non-recurring | Significant Unobservable Inputs (Level 3) | Multi-family and commercial
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans		346
Fair Value, Other real estate owned	163	$ 1,299
Non-recurring | Significant Unobservable Inputs (Level 3) | Multi-family and commercial | Income approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Capitalization rate (as a percent)		8.30%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | One-to-four-family | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans		$ 201
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | One-to-four-family | Sales comparison approach | Minimum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)		0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | One-to-four-family | Sales comparison approach | Maximum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)		7.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | One-to-four-family | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)		(4.80%)
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | Multi-family and commercial | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans		$ 346
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | Multi-family and commercial | Sales comparison approach | Minimum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)		0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | Multi-family and commercial | Sales comparison approach | Maximum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)		56.70%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | Multi-family and commercial | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)		18.20%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | One-to-four-family | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned	$ 144	$ 412
Adjustment for difference between comparable sales (as a percent)		0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | One-to-four-family | Sales comparison approach | Minimum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | One-to-four-family | Sales comparison approach | Maximum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	15.80%	5.30%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | One-to-four-family | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	5.60%	(6.50%)
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned	$ 163	$ 90
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Sales comparison approach | Minimum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	0.00%	5.70%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Sales comparison approach | Maximum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	24.70%	55.40%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	11.70%	34.20%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Income approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned		$ 1,209
Adjustment for differences in net operating income expectations (as a percent)		13.10%
Capitalization rate (as a percent)		8.30%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Income approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for differences in net operating income expectations (as a percent)		13.10%